Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued Expenses and Other Liabilities [Abstract]
Tax payable		¥ 188,472		¥ 1,152,314
Accrued advertisement expenses		72,333		168,378
Accrued payroll and welfare		60,718		206,225
Funds collected on behalf of third-parties		21,263		32,119
Advance payments		12,910		505
Funds pending withdrawal		10,072		7,013
Borrowings	[1]	9,091
Accrued professional fees		7,411		8,131
Accrued customer incentives		25		1,354
Payable to investors	[2]			9,828
Others		22,385		36,183
Total accrued expenses and other liabilities		¥ 404,680	$ 57,869	¥ 1,622,050

[1]	In July 2025,the Group entered into a funding arrangement with a financial institution. According to the loan agreement, the principal amount of the loan is RMB9.1 million,with a term of 12 months and an annual interest rate of 6%.
[2]	Payable to investor represents interest and principal collected by the Group on behalf of lenders.